UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2015

                   Date of reporting period: June 30, 2015


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Proxy Voting Record 07/01/14-06/30/15



                                         	MEETING                                 		PROPOSED	VOTE 	FOR/AGAINST 	FOR/AGAINST
    ISSUER		TICKER    CUSIP	 	DATE		   		MATTER VOTED ON	      	BY	 	CAST	ABSTAIN    	MANAGEMENT


CA, Inc.		CA	12673P105	07/30/14		1) Election of Directors	Management	07/07/14	For		For
									2) Ratify KPMG as IA		Management	07/07/14	For		For
									3) Advisory vote on 		Management	07/07/14	For		For
									   executive compensation

Harmonic, Inc.		HLIT	413160102	07/29/14		1) Election of Directors	Management	07/07/14	For		For
									2) Advisory vote on 		Management	07/07/14	For		For
									   executive compensation
									3) Amendment to Employee	Management	07/07/14	For		For
									   Stock Purchase Plan to
									   increase number of
									   shares reserved for
									   issuance by 1 million
									4) Amendment to Director	Management	07/07/14	For		For
									   Stock Plan to increase
									   the number of shares
									   reserved for issuance
									   by 350,000 shares
									5) Ratify PwC as IA		Management	07/07/14	For		For

Clifton Bancorp, Inc.	CSBK	186873105	08/07/14		1) Election of Directors	Management	07/23/14	For		For
									2) Ratify BDO as IA		Management	07/23/14	For		For
									3) Advisory vote on		Management	07/23/14	For		For
									   executive compensation

Heritage Financial	HBOS	42726X102	09/23/14		1) Approve merger between	Manaagement	09/25/14	For		For
Group, Inc.								   Heritage Financial Group
									   and Alarion Financial
									   Services
									2) Adjourn meeting to solicit	Management	09/25/14	For		For
									   additional votes if
									   necessary

Dycom Industries, Inc.	DY	267475101	11/25/14		1) Election of Directors	Management	11/19/14	For		For
									2) Ratify DT as IA		Management	11/19/14	For		For
									3) Advisory vote on		Management	11/19/14	For		For
									   executive compensation

Silicon Graphics	SGI	82706L108	12/09/14		1) Election of Directors	Management	12/08/14 	For/Agnst	For/Agnst
International Corp.							2) Approval of 2014 Omnibus	Management	12/08/14	For		For
									   Plan
									3) Approval of Restated		Management	12/08/14	For		For
									   Stock Purchase Plan
									4) Ratify DT as IA		Management	12/08/14	For		For
									5) Advisory vote on		Management	12/08/14	Against 	Against
									   executive compensation

Emerson Electric Co.	EMR	291011104	02/03/15		1) Election of Directors	Management	02/02/15	For		For
									2) Advisory vote on		Management	02/02/15	For		For
									   executive compensation
									3) Approval of Emerson 2015	Management	02/02/15	For		For
									   Incentive Shares Plan
									4) Re-approval of performance	Management	02/02/15	For		For
									   measures under Emerson
									   Annual Incentive Plan
									5) Ratify KPMG as IA		Management	02/02/15	For		For
									6) Sustainability Report	Shareholder	02/02/15	Against		For
									7) Political Conributions	Shareholder	02/02/15	Against		For
									   Report
									8) Lobbying Report		Shareholder	02/02/15	Against		For

Grammercy Property	GPT	38489R100	02/26/15		1) To approve amendment		Management	02/19/15	For		For
Trust, Inc.								   increasing number of
									   authorized shares of
									   common stock

Essa Bancorp, Inc.	ESSA	29667D104	03/05/15		1) Election of Directors	Management	03/04/15	For		For
									2) Ratify IA			Management	03/04/15	For		For
									3) Advisory vote on		Management	03/04/15	For		For
									   executive compensation
									4) Other business		Management	03/04/15	For		For

Cytec Industries, Inc.	CYT	232820100	04/16/15		1) Election of Directors	Management	04/13/15	For		For
									2) Ratify KPMG as IA		Management	04/13/15	For		For
									3) Advisory vote on		Management	04/13/15	For		For
									   executive compensation

AES Corp.		AES	00130H105	04/23/15		1) Election of Directors	Management	04/22/15	For		For
									2) Approval of 2003 Long	Management	04/22/15	For		For
									   Term Comp Plan as amended
									3) Approval of Performance	Management	04/22/15	For		For
									   Incentive Plan as amended
									4) Ratify E&Y as IA		Management	04/22/15	For		For
									5) Advisory vote on executive	Management	04/22/15	For		For
									   compensation
									6) Advisory vote to allow	Management	04/22/15	For		For
									   Stockholders to request
									   special meetings
									7) Advisory vote to provide	Management	04/22/15	For		For
									   proxy access for
									   stockholder-nominated
									   director candidates
									8) Special meetings of		Shareholder	04/22/15	Against		For
									   stockholders
									9) Stockholder proxy access	Shareholder	04/22/15	Against		For

MYR Group, Inc.		MYRG	55405W104	04/30/15		1) Election of Directors	Management	04/27/15	For		For
									2) Advisory vote on		Management	04/27/15	For		For
									   executive compensation
									3) Ratify E&Y as IA		Management	04/27/15	For		For

Energen Corporation	EGN	29265N108	04/30/15		1) Election of Directors	Management	04/27/15	For		For
									2) Ratify IA			Management	04/27/15	For		For
									3) Advisory vote on		Management	04/27/15	For		For
									   executive compensation
									4) Methane Gas Emissions	Shareholder	04/27/15	Against		For
									5) Climate Change Report	Shareholder	04/27/15	Against		For

Southern National	SONA	843395104	04/23/15		1) Election of Directors	Management	04/15/15	For		For
Bancorp of VA								2) Ratify Dixon Hughes		Management	04/15/15	For		For
									   Goodman as IA
									3) Advisory vote on		Management	04/15/15	For		For
									   executive compensation

Shore Bancshares,Inc.	SHBI	825107105	04/29/15		1) Election of Directors	Management	04/23/15	For		For
									2) Ratify Stegman as IA		Management	04/23/15	For		For
									3) Advisory vote on		Management	04/23/15	For		For
									   executive compensation

Suncor Energy, Inc.	SU	867224107	04/30/15		1) Election of Directors	Management	04/23/15	For		For
									2) Re-appoint PwC as IA		Management	04/23/15	For		For
									3) Amendment to By-Laws No. 1	Management	04/23/15	For		For
									4) Amendment to By-Laws No. 2	Management	04/23/15	For		For
									5) Advisory vote on		Management	04/23/15	For		For
									   executive compensation

AMC Entertainment		AMC	00165C104	04/28/15	1) Election of Directors	Management	04/27/15	For		For
									2) Ratify KPMG as IA		Management	04/27/15	For		For
									3) Advisory vote on		Management	04/27/15	For		For
									   executive compensation

EOG Resources, Inc.	EOG	26875P101	04/30/15		1) Election of Directors	Management	04/29/15	For		For
									2) Ratify DT as IA		Management	04/29/15	For		For
									3) Advisory vote on		Management	04/29/15	For		For
									   executive compensation
									4) Proxy Access			Shareholder	04/29/15	Against		For
									5) Methane Emissions Report	Shareholder	04/29/15	Against		For

Lumos Networks Corp.	LMOS	550283105	05/05/15		1) Election of Directors	Management	04/16/15	For		For
									2) Advisory vote on		Management	04/16/15	For		For
									   executive compensation
									3) Ratify KPMG as IA		Management	04/16/15	For		For

OceanFirst		OCFC	675234108	05/06/15		1) Election of Directors	Management	04/29/15	For		For
Financial Corp.								2) Advisory vote on		Management	04/29/15	For		For
									   executive compensation
									3) Ratify KPMG as IA		Management	04/29/15	For		For

Pentair Ltd.		PNR	G7S00T104	05/05/15		1) Election of Directors	Management	04/29/15	For		For
									2) Advisory vote on		Management	04/29/15	For		For
									   executive compensation
									3) Ratify DT as IA and set	Management	04/29/15	For		For
									   remuneration
									4) To authorize holding		Management	04/29/15	For		For
									   2016 General Meeting
									   outside Ireland
									5) To authorize price range	Management	04/29/15	For		For
									   at which Company can
									   reissue shares held as
									   Treasury shares

Phillips 66		PSX	718546104	05/06/15		1) Election of Directors	Management	04/15/15	For		For
									2) Ratify E&Y as IA		Management	04/15/15	For		For
									3) Advisory vote on		Management	04/15/15	For		For
									   executive compensation
									4) Annual election of		Management	04/15/15	For		For
									   Directors
									5) Greenhouse Gas Reduction	Shareholder	04/15/15	Against		For
									   Goals

j2 Global, Inc.		JCOM	48123V102	05/06/15		1) Election of Directors	Management	04/15/15	For		For
									2) Ratify BDO USA as IA		Management	04/15/15	For		For
									3) Advisory vote on		Management	04/15/15	For		For
									   executive compensation
									4) Approval of 2015 Stock	Management	04/15/15	For		For
									   Option Plan
									5) Amendment to voting		Management	04/15/15	For		For
									   provision of Certificate
									   of Incorporation of j2
									   Cloud Services, a wholly
									   owned subsidiary

Libbey, Inc.		LBY	529898108	05/12/15		1) Election of Directors	Management	04/15/14	For		For
									2) Advisory vote on		Management	04/15/15	For		For
									   executive compensation
									3) Re-approval of material	Management	04/15/15	For		For
									   terms of perfomance
									   objectives of 2006 Omnibus
									   Incentive Plan
									4) Ratify DT as IA		Management	04/15/15	For		For

Westfield		WFD	96008P104	05/14/15		1) Election of Directors	Management	05/11/15	For		For
Financial, Inc.								2) Advisory vote on		Management	05/11/15	For		For
									   executive compensation
									3) Ratify Wolf & Co. as IA	Management	05/11/15	For		For

KBR, Inc.		KBR	48242W106	05/14/15		1) Election of Directors	Management	04/30/15	For		For
									2) Ratify KPMG as IA		Management	04/30/15	For		For
									3) Advisory vote on		Management	04/30/15	For		For
									   executive compensation

Republic Services, Inc.	RSG	760759100	05/14/15		1) Election of Directors	Management	04/30/15	For		For
									2) Advisory vote on		Management	04/30/15	For		For
									   executive compensation
									3) Ratify E&Y as IA		Management	04/30/15	For		For
									4) Proxy access			Shareholder	04/30/15	For		N/A

Beneficial		BNCL	08171T102	05/21/15		1) Election of Director		Management	05/18/15	For		For
Bancorp, Inc.								2) Ratify KPMG as IA		Management	05/18/15	For		For
									3) Advisory vote on		Management	05/18/15	For		For
									   executive compensation

Middleburg Financial	MBRG	596094102	05/06/15		1) Election of Directors	Management	04/30/15	For		For
Corporation								2) Ratify IA			Management	04/30/15	For		For

PPL Corporation		PPL	69351T106	05/20/15		1) Election of Directors	Management	05/18/15	For		For
									2) Amendment to Articles	Management	05/18/15	For		For
									   allowing shareowners to
									   call Special Meetings
									3) Advisory vote on		Management	05/18/15	For		For
									   executive compensation
									4) Ratify IA			Management	05/18/15	For		For
									5) Request for Political	Shareholder	05/18/15	Against		For
									   Spending Report
									6) Proxy Access			Shareholder	05/18/15	Against		For
									7) Independent Board Chair	Shareholder	05/18/15	Against		For
									8) Climate Change and 		Shareholder	05/18/15	Against		For
									   Greenhouse Gas Reduction

Rosetta Resources, Inc.	ROSE	777779307	05/15/15		1) Election of Directors	Management	05/11/15	For		For
									2) Advisory vote on		Management	05/11/15	For		For
									   executive compensation
									3) Approval of 2015 Long Term	Management	05/11/15	For		For
									   Incentive Plan
									4) Ratify PwC as IA		Management	05/11/15	For		For

Chicopee Bancorp, Inc	CBNK	168565109	05/27/15		1) Election of Directors	Management	05/18/15	For		For
									2) Ratify IA			Management	05/18/15	For		For
									3) Advisory vote on		Management	05/18/15	For		For
									   executive compensation

Datalink Corporation	DTLK	237934104	05/20/15		1) Election of Directors	Management	05/18/15	For		For
									2) Advisory vote on		Management	05/18/15	For		For
									   executive compensation
									3) Increase number of shares	Management	05/18/15	For		For
									   that can be issued
									   pursuant to awards
									4) Ratify IA			Management	05/18/15	For		For

American National	AMNB	027745108	05/19/15		1) Election of Directors	Management	05/18/15	For		For
Bankshares, Inc.							2) Ratify IA			Management	05/18/15	For		For
									3) Advisory vote on		Management	05/18/15	For		For
									   executive compensation

First Connecticut	FBNK	319850103	05/20/15		1) Election of Directors	Management	05/18/15	For		For
Bancorp, Inc.								2) Advisory vote on		Management	05/18/15	For		For
									   executive compensation
									3) Ratify PwC as IA		Management	05/18/15	For		For

Rush Enterprises, Inc.	RUSHA	781846209	05/19/15		1) Election of Directors	Management	05/18/15	For		For
				RUSHB					2) Ratify E&Y as IA		Management	05/18/15	For		For
									3) Recapitalization Plan	Shareholder	05/18/15	For		Against

GSI Group, Inc.		GSIG	36191C205	05/12/15		1) Election of Directors	Management	04/29/15	For		For
									2) Advisory vote on		Management	04/29/15	For		For
									   executive compensation
									3) Appoint PwC as IA		Management	04/29/15	For		For

International Paper	IP	460146103	05/11/15		1) Election of Directors	Management	05/06/15	For		For
Company									2) Ratify DT as IA		Management	05/06/15	For		For
									3) Advisory vote on		Management	05/06/15	For		For
									   executive compensation
									4) Accelerated Vesting of	Shareholder	05/06/15	Against		For
									   Equity Awards of Senior
									   Executives upon Change of
									   Control

FTI Consulting, Inc.	FCN	302941109	06/03/15		1) Election of Directors	Management	05/27/15	For		For
									2) Approval of Amended and	Management	05/27/15	For		For
									   Restated 2009 Omnibus
									   Incentive Comp. Plan
									3) Approval of Performance	Management	05/27/15	For		For
									   Goals under Amended and
									   Restated 2009 Omnibus
									   Incentive Comp. Plan
									4) Ratify KPMG as IA		Management	05/27/15	For		For
									5) Advisory vote on		Management	05/27/15	For		For
									   executive compensation

Cabela's Incorporated	CAB	126804301	06/03/15		1) Election of Directors	Management	06/01/15	For		For
									2) Ratify DT as IA		Management	06/01/15	For		For
									3) Advisory vote on		Management	06/01/15	For		For
									   executive compensation

PGT, Inc.		PGTI	69336V101	05/21/15		1) Election of Directors	Management	05/18/15	For		For
									2) Ratify KPMG as IA		Management	05/18/15	For		For
									3) Approval of 2015 Employee	Management	05/18/15	For		For
									   Stock Purchase Plan

Emcor Group, Inc.	EME	29084Q100	06/11/15		1) Election of Directors	Management	06/08/15	For		For
									2) Advisory vote on
									   executive compensation	Management	06/08/15	For		For
									3) Approval of Material		Management	06/08/15	For		For
									   Terms of Performance Goals
									   as modified in 2010
									   Incentive Plan
									4) Ratify E&Y as IA		Management	06/08/15	For		For

Harmonic, Inc.		HLIT	413160102	06/29/15		1) Election of Directors	Management	06/03/15	For		For
									2) Advisory vote on		Management	06/03/15	For		For
									   executive compensation
									3) Amendment to 2002 Director	Management	06/03/15	For		For
									   Stock Plan to increase
									   number of shares of common
									   stock reserved for
									   issuance by 350,000 shares
									4) Ratify PwC as IA		Management	06/03/15	For		For

Gramercy Property	GPT	38489R605	06/23/15		1) Election of Directors	Management	06/22/15	For		For
Trust, Inc.								2) Approval of 2015 Equity	Management	06/22/15	For		For
									   Incentive Plan
									3) Ratify E&Y as IA		Management	06/22/15	For		For
									4) Amendment to charter		Management	06/22/15	For		For
									   decreasing amount of
									   common stock authorized
									   to issue
									5) Advisory vote on		Management	06/22/15	For		For
									   executive compensation

Westbury Bancorp, Inc.	WBB	95727P106	06/17/15		1) Election of Directors	Management	06/15/15	For		For
									2) Ratify McGladrey as IA	Management	06/15/15	For		For

PartnerRe Ltd.		PRE	G6852T105	07/24/15		1) Approval of Amalgamation	Management	06/10/15	Against 	Against
									   Agreement
									2) Advisory vote on executive	Management	06/10/15	Against 	Against
									   compensation in connection
									   with Amalgamation
									   Agreement.
									3) Adjournment to solicit	Management	06/10/15	Against 	Against
									   additional proxies, if
									   necessary.

Rexnord Corporation	RXN	76169B102	06/16/15		1) Election of Directors	Management	06/18/15	For		For
									2) Advisory vote on executive	Management	06/18/15	For		For
									   compensation
									3) Ratify E&Y as IA		Management	06/18/15	For		For

